17. Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 225,829	R$ 171,033
ICMS
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	131,125	105,160
PIS and COFINS
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	27,065	25,287
PERT
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	19,584	0
Value-Added Tax
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	17,992	16,148
ISS
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	11,211	8,074
Others
SummaryOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 18,852	R$ 16,364